Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2019
14. Fair Value Measurements
Classification of the methodology used by the Company to fair value its derivatives
As at	December 31, 2019
millions of Canadian dollars	Level 1	Level 2	Level 3	Total
Assets
Regulatory deferral
Commodity swaps and forwards
Power purchases	23	-	-	23
Natural gas purchases and sales	-	2	-	2
Heavy fuel oil purchases	-	1	-	1
Foreign exchange forwards	-	2	-	2
	23	5	-	28
HFT derivatives
Power swaps and physical contracts	1	3	1	5
Natural gas swaps, futures, forwards, physical contracts and related transportation	(7)	46	14	53
	(6)	49	15	58
Other derivatives
Equity derivatives	1	-	-	1
	1	-	-	1
Total assets	18	54	15	87
Liabilities
Cash flow hedges
Foreign exchange forwards	-	1	-	1
	-	1	-	1
Regulatory deferral
Commodity swaps and forwards
Coal purchases	-	31	-	31
Power purchases	36	-	-	36
Natural gas purchases and sales	3	2	-	5
Foreign exchange forwards	-	6	-	6
	39	39	-	78
HFT derivatives
Power swaps and physical contracts	5	2	-	7
Natural gas swaps, futures, forwards and physical contracts	2	33	249	284
	7	35	249	291
Total liabilities	46	75	249	370
Net assets (liabilities)	$(28)	$(21)	$(234)	$(283)

As at	December 31, 2018
millions of Canadian dollars	Level 1	Level 2	Level 3	Total
Assets
Regulatory deferral
Commodity swaps and forwards
Coal purchases	-	70	-	70
Power purchases	2	-	-	2
Natural gas purchases and sales	-	2	-	2
Heavy fuel oil purchases	-	1	-	1
Foreign exchange forwards	-	29	-	29
	2	102	-	104
HFT derivatives
Power swaps and physical contracts	2	2	3	7
Natural gas swaps, futures, forwards, physical contracts and related transportation	1	36	18	55
	3	38	21	62
Other derivatives
Interest rate swap	-	1	-	1
	-	1	-	1
Total assets	5	141	21	167
Liabilities
Cash flow hedges
Foreign exchange forwards	-	5	-	5
	-	5	-	5
Regulatory deferral
Commodity swaps and forwards
Coal purchases	-	1	-	1
Power purchases	1	-	-	1
Heavy fuel oil purchases	-	1	-	1
Natural gas purchases and sales	3	-	-	3
	4	2	-	6
HFT derivatives
Power swaps and physical contracts	14	6	1	21
Natural gas swaps, futures, forwards and physical contracts	-	28	305	333
	14	34	306	354
Total liabilities	18	41	306	365
Net assets (liabilities)	$(13)	$100	$(285)	$(198)

Quantitative information about the significant unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy
The change in the fair value of the Level 3 financial assets for the year ended December 31, 2019 was as follows:

	HFT Derivatives
millions of Canadian dollars	Power	Naturalgas	Total
Balance, January 1, 2019	$3	$18	$21
Total realized and unrealized gains (losses) included in non-regulated operating revenues	(2)	(4)	(6)
Balance, December 31, 2019	$1	$14	$15

The change in the fair value of the Level 3 financial liabilities for the year ended December 31, 2019 was as follows:
	HFT Derivatives
millions of Canadian dollars	Power	Naturalgas	Total
Balance, January 1, 2019	$1	$305	$306
Total realized and unrealized gains (losses) included in non-regulated operating revenues	(1)	(56)	(57)
Balance, December 31, 2019	$-	$249	$249

As at	December 31, 2019
millions of Canadian dollars	Fair Value	ValuationTechnique	Unobservable Input	Range	Weighted average
Assets
HFT derivatives –	$1	Modelled pricing	Third-party pricing	$21.40-$74.05	$35.03
Power swaps and			Probability of default	0.01%-1.14%	0.21%
physical contracts			Discount rate	0.15%-6.65%	2.78%
HFT derivatives –	9	Modelled pricing	Third-party pricing	$1.63-$7.45	$2.37
Natural gas swaps, futures,			Probability of default	0.01%-2.31%	0.09%
forwards, physical contracts			Discount rate	0.01%-20.93%	1.55%
	5	Modelled pricing	Third-party pricing	$1.33-$8.76	$5.05
			Basis adjustment	$0.00-$1.31	$0.76
			Probability of default	0.01%-3.33%	0.28%
			Discount rate	0.01%-4.71%	0.91%
Total assets	$15
Liabilities
HFT derivatives –	228	Modelled pricing	Third-party pricing	$1.54-$7.45	$4.07
Natural gas swaps, futures,			Own credit risk	0.01%-2.31%	0.12%
forwards and physical contracts			Discount rate	0.01%-18.63%	1.89%
	21	Modelled pricing	Third-party pricing	$1.36-$9.75	$5.45
			Basis adjustment	$0.00-$1.31	$0.91
			Own credit risk	0.01%-3.33%	0.06%
			Discount rate	0.01%-3.76%	0.81%
Total liabilities	$249
Net assets (liabilities)	$(234)

As at	December 31, 2018
millions of Canadian dollars	Fair Value	ValuationTechnique	Unobservable Input	Range	Weighted average
Assets
HFT derivatives –	$3	Modelled pricing	Third-party pricing	$24.31 - $50.29	$31.43
Power swaps and			Probability of default	0.03% - 0.13%	0.13%
physical contracts			Discount rate	0.03% - 2.19%	1.45%
			Correlation factor	84.98% - 84.98%	84.98%
HFT derivatives –	8	Modelled pricing	Third-party pricing	$1.80 - $12.21	$4.75
Natural gas swaps,			Probability of default	0.01% - 2.94%	0.24%
futures, forwards,			Discount rate	0.01% - 30.62%	4.25%
physical contracts	10	Modelled pricing	Third-party pricing	$1.95 - $12.90	$8.68
and related transportation			Basis adjustment	$0.07 - $3.43	$1.88
			Probability of default	0.01% - 3.20%	0.57%
			Discount rate	0.01% - 7.61%	0.42%
Total assets	$21
Liabilities
HFT derivatives –	1	Modelled pricing	Third-party pricing	$20.80 - $50.29	$26.38
Power swaps and			Correlation factor	84.98% - 84.98%	84.98%
physical contracts			Probability of default	0.08% - 0.29%	0.15%
			Discount rate	0.03% - 2.99%	1.65%
HFT derivatives –	286	Modelled pricing	Third-party pricing	$1.48 - $12.90	$5.75
Natural gas swaps, futures,			Own credit risk	0.01% - 2.94%	0.09%
forwards and physical contracts			Discount rate	0.01% - 11.96%	2.35%
	19	Modelled pricing	Third-party pricing	$2.15 - $13.18	$7.54
			Basis adjustment	$0.07 - $3.43	$2.67
			Own credit risk	0.01% - 2.76%	0.10%
			Discount rate	0.01% - 7.61%	1.38%
Total liabilities	$306
Net assets (liabilities)	$(285)

Financial assets and liabilities included on the Consolidated Balance Sheets that are not measured at fair value
The financial liabilities included on the Consolidated Balance Sheets that are not measured at fair value consisted of long-term debt, as follows:

As at
millions of Canadian dollars	Carrying Amount	Fair Value	Level 1	Level 2	Level 3	Total
December 31, 2019	$14,180	$16,049	$-	$15,598	$451	$16,049
December 31, 2018	$15,411	$15,908	$-	$14,991	$917	$15,908